Fair Value Measurements	Nov. 18, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 8. Fair Value Measurements
The Companies’ fair value measurements are made in accordance with the policies discussed in Note 6 to the Consolidated Financial Statements in the Companies’ Annual Report on Form
10-K
for the year ended December 31, 2018
, as updated in Current Report on Form 8-K, filed November 18, 2019.
See Note 9 in this report for further information about the Companies’ derivatives and hedge accounting activities.
The Companies enter into certain physical and financial forwards, futures, options and swaps, which are considered Level 3 as they have one or more inputs that are not observable and are significant to the valuation. The discounted cash flow method is used to value Level 3 physical and financial forwards, futures, and swaps contracts. An option model is used to value Level 3 physical options. The discounted cash flow model for forwards, futures, and swaps calculates mark-to-market
valuations based on forward market prices, original transaction prices, volumes, risk-free rate of return, and credit spreads. The option model calculates mark-to-market
valuations using variations of the Black-Scholes option model. The inputs into the models are the forward market prices, implied price volatilities, risk-free rate of return, the option expiration dates, the option strike prices, the original sales prices, and volumes. For Level 3 fair value measurements, certain forward market prices and implied price volatilities are considered unobservable.
The following table presents Dominion Energy’s quantitative information about Level 3 fair value measurements at March 31, 2019. The range and weighted average are presented in dollars for market price inputs and percentages for price volatility.

	Fair Value (millions)	Valuation Techniques	Unobservable Input	Range	Weighted Average (1)
Assets
Physical and financial forwards and futures:
Natural gas (2)	$60	Discounted cash flow	Market price (per Dth) (3)	(2) - 7	(1)
FTRs	2	Discounted cash flow	Market price (per MWh) (3)	(1) - 2	—
Physical options:
Natural gas	1	Option model	Market price (per Dth) (3)	2 - 7	3
			Price volatility (4)	10% - 492%	66%

Total assets	$63

Liabilities
Financial forwards:
FTRs	$3	Discounted cash flow	Market price (per MWh) (3)	(1) - 2	1
Physical options:
Natural gas	7	Option model	Market price (per Dth) (3)	2 - 16	5
			Price volatility (4)	23% - 492%	82%

Total liabilities	$10

(1)	Averages weighted by volume.
(2)	Includes basis.
(3)	Represents market prices beyond defined terms for Levels 1 and 2.
(4)	Represents volatilities unrepresented in published markets.
Sensitivity of the fair value measurements to changes in the significant unobservable inputs is as follows:

Significant Unobservable Inputs	Position	Change to Input	Impact on Fair Value Measurement
Market price	Buy	Increase (decrease)	Gain (loss)
Market price	Sell	Increase (decrease)	Loss (gain)
Price volatility	Buy	Increase (decrease)	Gain (loss)
Price volatility	Sell	Increase (decrease)	Loss (gain)
Recurring Fair Value Measurements
Dominion Energy
The following table presents Dominion Energy’s assets and liabilities that are measured at fair value on a recurring basis for each hierarchy level, including both current and noncurrent portions:

	Level 1	Level 2	Level 3	Total
(millions)
At March 31, 2019
Assets
Derivatives:
Commodity	$2	$92	$63	$157
Interest rate	—	3	—	3
Foreign currency	—	13	—	13
Investments (1) :
Equity securities:
U.S.	3,688	—	—	3,688
Fixed income securities:
Corporate debt instruments	—	470	—	470
Government securities	468	678	—	1,146
Cash equivalents and other	11	—	—	11

Total assets	$4,169	$1,256	$63	$5,488

Liabilities
Derivatives:
Commodity	$—	$35	$10	$45
Interest rate	—	323	—	323
Foreign currency	—	1	—	1

Total liabilities	$—	$359	$10	$369

At December 31, 2018
Assets
Derivatives:
Commodity	$—	$180	$70	$250
Interest rate	—	18	—	18
Foreign currency	—	26	—	26
Investments (1) :
Equity securities:
U.S.	3,277	—	—	3,277
Fixed income securities:
Corporate debt instruments	—	431	—	431
Government securities	455	688	—	1,143
Cash equivalents and other	11	—	—	11

Total assets	$3,743	$1,343	$70	$5,156

Liabilities
Derivatives:
Commodity	$—	$129	$6	$135
Interest rate	—	142	—	142
Foreign currency	—	2	—	2

Total liabilities	$—	$273	$6	$279

(1)
Includes investments held in the nuclear decommissioning and rabbi trusts. Excludes $213 million and $220 million of assets at March 31, 2019 and December 31, 2018, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.

The following table presents the net change in Dominion Energy’s assets and liabilities measured at fair value on a recurring basis and included in the Level 3 fair value category:

	Three Months Ended March 31,
	2019	2018
(millions)
Beginning balance	$64	$150
Total realized and unrealized gains (losses):
Included in earnings:
Operating revenue	(1)	(1)
Electric fuel and other energy-related purchases	(4)	(17)
Included in other comprehensive income	—	1
Included in regulatory assets/liabilities	7	(21)
Settlements	(1)	7
Purchases	(10)	—
Transfers out of Level 3	(2)	1

Ending balance	$53	$120

The unrealized gains or losses included in earnings in the Level 3 fair value category relating to assets/liabilities still held at the reporting date were not material for the three months ended March 31, 2019 and 2018.
Virginia Power
The following table presents Virginia Power’s quantitative information about Level 3 fair value measurements at March 31, 2019. The range and weighted average are presented in dollars for market price inputs and percentages for price volatility.

	Fair Value (millions)	Valuation Techniques	Unobservable Input	Range	Weighted Average (1)
Assets
Physical and financial forwards and futures:
Natural gas (2)	$59	Discounted cash flow	Market price (per Dth) (3)	(2) - 7	(1)
FTRs	2	Discounted cash flow	Market price (per MWh) (3)	(1) - 2	—
Physical options:
Natural gas	1	Option model	Market price (per Dth) (3)	2 - 7	2
			Price volatility (4)	10% - 491%	54%

Total assets	$62

Liabilities
Financial forwards:
FTRs	$3	Discounted cash flow	Market price (per MWh) (3)	(1) - 2	1

Total liabilities	$3

(1)	Averages weighted by volume.
(2)	Includes basis.
(3)	Represents market prices beyond defined terms for Levels 1 and 2.
(4)	Represents volatilities unrepresented in published markets.
Sensitivity of the fair value measurements to changes in the significant unobservable inputs is as follows:

Significant Unobservable Inputs	Position	Change to Input	Impact on Fair Value Measurement
Market price	Buy	Increase (decrease)	Gain (loss)
Market price	Sell	Increase (decrease)	Loss (gain)
Price volatility	Buy	Increase (decrease)	Gain (loss)
Price volatility	Sell	Increase (decrease)	Loss (gain)
The following table presents Virginia Power’s assets and liabilities that are measured at fair value on a recurring basis for each hierarchy level, including both current and noncurrent portions:

	Level 1	Level 2	Level 3	Total
(millions)
At March 31, 2019
Assets
Derivatives:
Commodity	$—	$4	$62	$66
Investments (1) :
Equity securities:
U.S.	1,683	—	—	1,683
Fixed income securities:
Corporate debt instruments	—	233	—	233
Government securities	192	328	—	520

Total assets	$1,875	$565	$62	$2,502

Liabilities
Derivatives:
Commodity	$—	$6	$3	$9
Interest rate	—	181	—	181

Total liabilities	$—	$187	$3	$190

At December 31, 2018
Assets
Derivatives:
Commodity	$—	$24	$66	$90
Interest rate	—	3	—	3
Investments (1) :
Equity securities:
U.S.	1,476	—	—	1,476
Fixed income securities:
Corporate debt instruments	—	221	—	221
Government securities	164	343	—	507

Total assets	$1,640	$591	$66	$2,297

Liabilities
Derivatives:
Commodity	$—	$9	$6	$15
Interest rate	—	88	—	88

Total liabilities	$—	$97	$6	$103

(1)
Includes investments held in the nuclear decommissioning trusts. Excludes $150 million and $160 million of assets at March 31, 2019 and December 31, 2018, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.

The following table presents the net change in Virginia Power’s assets and liabilities measured at fair value on a recurring basis and included in the Level 3 fair value category:

	Three Months Ended March 31,
	2019	2018
(millions)
Beginning balance	$60	$147
Total realized and unrealized gains (losses):
Included in earnings:
Electric fuel and other energy-related purchases	(4)	(17)
Included in regulatory assets/liabilities	8	(19)
Settlements	(5)	6

Ending balance	$59	$117

There were
no
unrealized gains or losses included in earnings in the Level 3 fair value category relating to assets/liabilities still held at the reporting date for the three months ended March 31, 2019 and 2018.
Dominion Energy Gas
The following table presents Dominion Energy Gas’ assets and liabilities for derivatives that are measured at fair value on a recurring basis for each hierarchy level, including both current and noncurrent portions.

	Level 1	Level 2	Level 3	Total
(millions)
At March 31, 2019
Assets
Foreign currency	$—	$13	$—	$13

Total assets	$—	$13	$—	$13

Liabilities
Interest rate	$—	$41	$—	$41
Foreign currency	—	1	—	1

Total liabilities	$—	$42	$—	$42

At December 31, 2018
Assets
Commodity	$—	$3	$—	$3
Interest rate	—	2	—	2
Foreign currency	—	26	—	26

Total assets	$—	$31	$—	$31

Liabilities
Interest rate	$—	$17	$—	$17
Foreign currency	—	2	—	2

Total liabilities	$—	$19	$—	$19

The following table presents the net change in Dominion Energy Gas’ assets and liabilities for derivatives measured at fair value on a recurring basis and included in the Level 3 fair value category. There were no
net changes in assets and liabilities measured at fair value on a recurring basis and included in the Level 3 fair value category for the three months ended March 31, 2019.

Three Months Ended
March 31,
2018
(millions)
Beginning balance	$(2)
Total realized and unrealized gains:
Included in other comprehensive income	1
Transfers out of Level 3	1

Ending balance	$—

There were no gains or losses included in earnings in the Level 3 fair value category for the three months ended March 31, 2019 and 2018. There were no
unrealized gains or losses included in earnings in the Level 3 fair value category relating to assets/liabilities still held at the reporting date for the three months ended March 31, 2019 and 2018.
Fair Value of Financial Instruments
Substantially all of the Companies’ financial instruments are recorded at fair value, with the exception of the instruments described below, which are reported at historical cost. Estimated fair values have been determined using available market information and valuation methodologies considered appropriate by management. The carrying amount of cash and cash equivalents, restricted cash and equivalents, customer and other receivables, affiliated receivables, short-term debt, affiliated current borrowings, payables to affiliates and accounts payable are representative of fair value because of the short-term nature of these instruments. For the Companies’ financial instruments that are not recorded at fair value, the carrying amounts and estimated fair values are as follows:

	March 31, 2019		December 31, 2018
	Carrying Amount	Estimated Fair Value (1)	Carrying Amount	Estimated Fair Value (1)
(millions)
Dominion Energy
Long-term debt, including securities due within one year (2)	$35,123	$37,531	$29,952	$31,045
Credit facility borrowings	—	—	73	73
Junior subordinated notes (3)	3,431	3,471	3,430	3,358
Remarketable subordinated notes (3)	1,387	1,398	1,386	1,340
Virginia Power
Long-term debt, including securities due within one year (3)	$11,680	$12,782	$11,671	$12,400
Dominion Energy Gas
Long-term debt, including securities due within one year (4)	$7,473	$7,586	$7,770	$7,803
Affiliated long-term debt	395	395	—	—
Credit facility borrowings	—	—	73	73

(1)
Fair value is estimated using market prices, where available, and interest rates currently available for issuance of debt with similar terms and remaining maturities. All fair value measurements are classified as Level 2. The carrying amount of debt issues with short-term maturities and variable rates refinanced at current market rates is a reasonable estimate of their fair value.

(2)
Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium, and foreign currency remeasurement adjustments. At March 31, 2019 and December 31, 2018, includes the valuation of certain fair value hedges associated with fixed rate debt of $(11) million and $(20) million, respectively.

(3)	Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium.

(4)	Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium, and foreign currency remeasurement adjustments.